Class A Ordinary Shares Subject to Possible Redemption (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Schedule of Class A ordinary shares subject to possible redemption reflected on the condensed balance sheet
The Class A ordinary shares subject to possible redemption reflected on the condensed consolidated balance sheets are reconciled on the following table:

Gross Proceeds	$175,000,000
Less:
Proceeds allocated to Public Warrants	(7,875,000)
Class A ordinary shares issuance costs	(9,666,677)
Plus:
Remeasurement adjustment on carrying value to redemption value	17,541,677

Class A ordinary shares subject to possible redemption at December 31, 2021	$175,000,000
Increase in Class A ordinary shares subject to possible redemption	260,788

Class A ordinary shares subject to possible redemption at June 30, 2022	$175,260,788

The Class A ordinary shares subject to possible redemption reflected on the consolidated balance sheets are reconciled on the following table:

Gross Proceeds	$175,000,000
Less:
Proceeds allocated to Public Warrants	(7,875,000)
Class A ordinary shares issuance costs	(9,666,677)
Plus:
Remeasurement adjustment on redeemable common stock	17,541,677

Class A ordinary shares subject to possible redemption	$175,000,000